ALLEGIANT ADVANTAGE FUND

                                 Advisor Shares
                              Institutional Shares

      Supplement dated June 5, 2006 to the Prospectus dated October 1, 2005

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

NEW SHAREHOLDER SERVICES/TRANSFER AGENT

Effective June 10, 2006, PFPC Inc. will provide transfer agency and shareholder services to the Fund. For redemption requests or for additional investments you wish to make after this date, please send to:

                  Allegiant Advantage Fund
                  c/o PFPC Inc.
                  P.O. Box 9795
                  Providence, RI 02940-9795

For overnight delivery send to:

                  Allegiant Advantage Fund
                  c/o PFPC Inc.
                  101 Sabin Street
                  Pawtucket, RI  02860-1427

Please include your account number on your check.

Also effective on June 10, 2006, to purchase shares and make additional investments by bank wire, please use the following wire instructions:

                  PNC Bank, N.A.
                  Philadelphia, PA
                  ABA # 031000053
                  DDA# 8611711342
                  For credit to the Allegiant Advantage Fund
                  Further credit (your name and fund account number) Confirmation or order number (if applicable)

When setting up a new account by wire, follow the "New Account Set Up" guidelines in the Prospectus and transmit funds using the wiring instructions noted above.

AUTOMATED TELEPHONE SYSTEM - It will be necessary to create a new Personal Identification Number (PIN) to make transactions by telephone after June 10, 2006. When calling Shareholder Services at 1-800-364-4890, you will need your Social Security Number and your account number to establish a PIN. The system will accept either your current account number or your new account number.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                            ALLEGIANT ADVANTAGE FUND

                       Statement of Additional Information

      Supplement dated June 5, 2006 to the Prospectus dated October 1, 2005

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective June 10, 2006 PFPC Inc. will provide transfer agency and shareholder services to the Funds.

THE SECOND PARAGRAPH UNDER THE HEADING "CUSTODIAN AND TRANSFER AGENT" ON PAGE 33 OF THE SAI IS DELETED AND REPLACED WITH THE FOLLOWING:

                  PFPC, in its role as transfer agent, is located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund's cash distributions to shareholders.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE